Share capital (Tables)	6 Months Ended
Jun. 30, 2022
Share Capital [Abstract]
Classes of Share Capital

	June 30, 2022
	Number of issued shares	Nominal value of shares
	Ordinary shares	(in thousands of USD)
Balance as of January 1, 2022	36,635,713	1,935
Issuance of ordinary shares	14,056,077	726

Balance as of June 30, 2022	50,691,790	2,661

	June 30, 2021
	Number of issued shares	Nominal value of shares
	Ordinary shares	(in thousands of USD)
Balance as of January 1, 2021	13,042,080	1,409
Issuance of ordinary shares	22,819,788	486

Balance as of June 30, 2021	35,861,868	1,895

Refer to the table below for the reconciliation of treasury shares for the six-months
ended June 30, 2022.

	June 30, 2022
	Number of shares	(in thousands of USD)
Balance as of January 1, 2022	(662,374)	(35)
Shares allocated for RSUs net settlement (Note 13)	118,355	(331)
Shares issued	(4,110,129)	(215)

Balance as of June 30, 2022	(4,654,148)	(581)